Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 4,913,318	$ 1,982,252	$ 12,733,550	$ 6,407,818	$ 9,330,971	$ 5,096,543
Total Revenue	4,913,318	1,982,252	12,733,550	6,407,818	9,330,971	5,096,543
Operating expenses
General and administrative	529,562	5,957,012	1,238,398	6,911,921	7,484,914	8,678,441
Media traffic purchase	2,472,788	960,567	4,949,334	4,588,397
Media traffic purchase, related party					5,570,972	2,834,723
Amortization and depreciation	48,643		49,430			193,498
Total operating expenses	3,050,993	6,917,579	6,237,162	11,500,318	13,055,886	11,706,662
Operating income (loss)	1,862,325	(4,935,327)	6,496,388	(5,092,500)	(3,724,915)	(6,610,119)
Other income (expense):
Other expense					(28,353)
Interest expense	(38,009)	(15,875)	(51,277)	(22,354)
Total other income (expense)	(38,009)	(15,875)	(51,277)	(22,354)	(28,353)
Income (loss) before provision for income taxes	1,824,316	(4,951,202)	6,445,111	(5,114,854)	(3,753,268)	(6,610,119)
Provision (benefit) for income taxes
Net income (loss)	$ 1,824,316	$ (4,951,202)	$ 6,445,111	$ (5,114,854)	$ (3,753,268)	$ (6,610,119)
Net loss per common share, basic	$ 0.06	$ (0.16)	$ 0.21	$ (0.17)	$ (0.12)	$ (0.23)
Net loss per common share, diluted	$ 0.06	$ (0.16)	$ 0.21	$ (0.17)	$ (0.12)	$ (0.23)
Weighted average number of common shares outstanding, basic	31,341,436	31,203,691	31,341,436	30,912,281	31,019,544	29,183,800
Weighted average number of common shares outstanding, diluted	31,341,436	31,203,691	31,341,436	30,912,281	31,019,544	29,183,800